Label	Element	Value
Procure Disaster Recovery Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Procure Disaster Recovery Strategy ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Procure Disaster Recovery Strategy ETF
(the “Fund”)

December 9, 2022

Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information
dated May 22, 2022

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT A CHANGE TO THE FUND’S TICKER SYMBOL EFFECTIVE FEBRUARY 15, 2023, AS DESCRIBED BELOW.

Effective February 15, 2023, the Fund’s ticker symbol will change as follows:

Current Ticker Symbol (through February 14, 2023)		New Ticker Symbol (effective February 15, 2023)
FEMA	→	FIXT

Supplement Closing [Text Block]	ck0001727398_SupplementClosing	Please retain this supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
Procure Disaster Recovery Strategy ETF | Procure Disaster Recovery Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIXT